Contract Liabilities (Customer Advances)	12 Months Ended
Dec. 31, 2021
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Contract Liabilities (Customer Advances)	CONTRACT LIABILITIES (CUSTOMER ADVANCES)

	December 31, 2021	December 31, 2020
Contract liabilities	$1,796,939	$1,169,232
Less -
Contract liabilities presented under long-term liabilities	293,984	169,073
	$1,502,955	$1,000,159

During the year ended December 31, 2021, the Company recognized approximately $513,592 of its contract liabilities.

As for guarantees and liens, see Notes 21D, 21G and 21H.